Trade and Other Payables - Composition of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current
Trade payables	€ 86	€ 80
Payables to suppliers of property, plant and equipment	5	9
Other payables	253	325
Deferred revenue	774	903
Payable to associates and joint ventures (Note 9)	0	0
Total	1,687	1,925
Current
Trade payables	7,943	8,043
Payables to suppliers of property, plant and equipment	3,580	3,816
Other payables	1,522	1,721
Deferred revenue	1,387	1,569
Payable to associates and joint ventures (Note 9)	491	497
Total	15,095	16,150
Spectrum | Licenses
Non-current
Debt for spectrum acquisition	569	608
Current
Debt for spectrum acquisition	€ 172	€ 504